Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends relating to reporting year:
First interim dividend (in USD per share)	$ 0.0771	$ 0.0684	$ 0.0626
Second interim dividend (in USD per share)	0.1889	0.1629	0.1421
Total relating to reporting year (in USD per share)	$ 0.266	$ 0.2313	$ 0.2047
First interim dividend	$ 197	$ 185	$ 172
Second interim dividend	481	433	392
Total relating to reporting year	$ 678	$ 618	$ 564
Dividends paid in reporting year:
First interim dividend (in USD per share)	$ 0.0771	$ 0.0684	$ 0.0626
Second interim dividend for prior year (in USD per share)	0.1629	0.1421	0.1304
Total paid in reporting year (in USD per share)	$ 0.24	$ 0.2105	$ 0.193
Current year first interim dividend	$ 197	$ 185	$ 172
Second interim dividend for prior year	426	390	361
Total paid in reporting year	$ 623	$ 575	$ 533